SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES AND STATEMENTS OF ADDITIONAL
                    INFORMATION OF EACH OF THE LISTED FUNDS

                                   --------

Deutsche Capital Growth Fund
Deutsche Core Fixed Income Fund
Deutsche Enhanced Emerging Markets Fixed Income Fund
Deutsche Enhanced Global Bond Fund

Deutsche Fixed Income Opportunities Fund
Deutsche Global Growth Fund
Deutsche Global Inflation Fund
Deutsche Health and Wellness Fund
Deutsche Latin America Equity Fund

Deutsche Mid Cap Growth Fund
Deutsche Mid Cap Value Fund
Deutsche Small Cap Growth Fund
Deutsche Small Cap Value Fund
Deutsche Unconstrained Income Fund




Class T shares are not available for purchase.




               Please Retain This Supplement for Future Reference




June 5, 2017
PRO_SAISTKR-339

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